Schedule of other expenses (Details)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)		Jun. 30, 2024 HKD ($)
Other Expenses
Administrative expenses (Note 1)	$ 1,375,420	$ 10,796,903	[1]	$ 14,226,467	[1]
Business development expenses	441,166	3,463,107		2,668,206
Cleaning expenses	395,369	3,103,607		4,521,094
Consulting services expenses	154,588	1,213,500		636,726
Daily maintenance	167,632	1,315,895		1,952,152
Insurance	18,009	141,366		119,830
Rental related expenses	1,447,844	11,365,429		11,853,479
Storage expenses	5,274	41,402		52,660
Traveling and communication expenses	29,743	233,481		246,921
Share-based payment (Note 2)	1,490,465	11,700,000	[2]		[2]
Listing expenses (Note 3)	586,035	4,600,316	[3]	5,981,291	[3]
Other expenses	$ 6,111,545	$ 47,975,006		$ 42,258,826

[1]	Administrative expenses mainly include expenses incurred on employee activities, freight charge, shop expenses and other miscellaneous expenses, which individually are not material to the Group.
[2]	On November 24, 2023, the Company granted an advisor share option equivalent to 2.5% of total number of shares of the Company immediately prior to the Company’s initial public offering with no vesting period. According to the terms and conditions on the share option granted to the advisor, the share option is contingent upon the occurrence of a performance condition(i.e. the successful initial public offering on April 10,2025), the share option shall not be recognised until the performance condition becomes probable in accordance with IFRS 2 Share-based Payment.
[3]	Listing expenses mainly included legal and professional fees for the different parties involved in the process of initial public offering of the Group.